SHORT-TERM BANK BORROWINGS	6 Months Ended
Jun. 30, 2025
Cash and Cash Equivalents [Abstract]
SHORT-TERM BANK BORROWINGS

9. SHORT-TERM BANK BORROWINGS

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Short-term borrowings
China Merchants Bank Shenzhen Branch (1)	1,223,405	1,312,189
Total	1,223,405	1,312,189

(1)

On October 18, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB5,000,000 (equivalent to US$695,091) with an annual interest of 3.00% and the balance has been fully repaid on January 20, 2025.

On November 29, 2024, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB4,500,000 (equivalent to US$625,582) with an annual interest of 2.90% and the balance has been fully repaid on February 5, 2025.

On May 30, 2025, Zhongjinke Shenzhen obtained a short-term borrowing from China Merchants Bank Shenzhen Branch amounting to RMB10,000,000 (equivalent to US$1,382,017) with an annual interest of 2.20% and the balance will be repaid on November 30, 2025.

These borrowings obtained in 2024 and the first half of 2025 were all guaranteed by related parties, Ning Ding and Baozhen Zhu.

For the six months ended June 30, 2024 and 2025, the Company’s short-term bank borrowings bear a weighted average interest rate of 3.45% and 2.76% per annum, respectively. All short-term bank borrowings mature at various times within one year and contain no renewal terms.